RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Related Party Transactions Disclosure [Text Block]

NOTE 2 — RELATED PARTY TRANSACTIONS

Notes receivable from related parties — At September 30, 2010, LiqTech NA had a note receivable of $80,000 from an officer bearing interest at 4%. The note was secured by the officer’s stock in the Company and was due on demand. The note was paid in full as of September 30, 2011. Interest income of $2,087 and $2,400 was recorded and received for the nine months ended September 30, 2011 and 2010, respectively.

The Company has a $3,765,351 note receivable, net of a discount of $98,936 as of September 30, 2011, from a shareholder resulting from the purchase of common shares and classified as equity in the accompanying financial statements. The note was discounted $120,600 as the note does not accrue interest and is payable on June 30, 2012. During the three and nine months ended September 30, 2011 the Company recorded interest income of $21,664 as a result of amortization of the discount.

The Company recorded a $1,500,000 note receivable from the sale of common shares with $52,912 remaining outstanding as of September 30, 2011. The $52,912 was collected in October 2011.

Notes payable related party — The Company has a $3,765,351 note payable, net of a discount of $98,936 as of September 30, 2011, to current and former shareholders of LiqTech AS in connection with the LiqTech AS’s reverse acquisition of LiqTech USA, concurrently with the Merger. The note was discounted $120,600 as the note does not accrue interest and is payable on June 30, 2012. During the three and nine months ended September 30, 2011 the Company record interest expense of $21,664 as a result of amortization of the discount.

During, 2010, the Company paid $1,586,200 the remaining balance of a note payable plus interest accruing at 6% to an entity controlled by the majority shareholder.

NOTE 2 — RELATED PARTY TRANSACTIONS

Notes receivable related party — At December 31, 2010 and 2009, LiqTech NA has a $80,000 loan to the minority shareholder for capital calls of LiqTech NA. The note is recorded as contra-equity. The note accrues interest at 4% and is payable on or before December 31, 2012. Interest income of $3,200 was recorded and received for the years ended December 31, 2010 and 2009.

Advance related party — During 2009, the Company paid the remaining $35,000 balance of advances from a minority shareholder.

Notes payable – related party — The Company had notes payable to related parties of $0 and $1,586,200 for the years ended December 31, 2010 and 2009, to an entity controlled by the majority shareholder of LiqTech AS. The note accrued interest at 6% and was payable on July 15, 2010.

Note 3 — Related Party Transactions and Payable

Prior to December 31, 2010 an officer/shareholder of the Company paid expenses on behalf of the Company. The advances bear no interest and are due on demand. At December, 31, 2010 and 2009, the Company owed $1,325 to the officer/shareholder.